Long-Term Debt - Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Interest rate		1.00%
3.57% due 2020, floating interest rate at Libor + 1.099% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2020
Interest rate	3.57%
Description of floating rate basis	Libor + 1.099%
Basis spread on floating rate	1.099%
3.69% due 2020, floating interest rate at Libor + 1.056% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2020
Interest rate	3.69%
Description of floating rate basis	Libor + 1.056%
Basis spread on floating rate	1.056%
0.50% due 2020, floating interest rate at Euribor + 0.817% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2020
Interest rate	0.50%
Description of floating rate basis	Euribor + 0.817%
Basis spread on floating rate	0.817%
3.30% due 2021, floating interest rate at Libor + 0.525% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2021
Interest rate	3.30%
Description of floating rate basis	Libor + 0.525%
Basis spread on floating rate	0.525%
3.46% due 2021, floating interest rate at Libor + 0.572% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2021
Interest rate	3.46%
Description of floating rate basis	Libor + 0.572%
Basis spread on floating rate	0.572%
0.32% due 2028, floating interest rate at Libor 0.589% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2028
Interest rate	0.32%
Description of floating rate basis	Euribor + 0.589%
Basis spread on floating rate	0.589%
Zero-coupon, due 2022 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2022
Interest rate	0.00%
0.25%, due 2024 (Tranche B) [Member]
Debt Instrument [Line Items]
Interest rate	0.25%
0.25%, due 2024 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2024
Interest rate	0.25%
0.31% (weighted average), due 2018-2023, fixed interest rate [Member]
Debt Instrument [Line Items]
Interest rate	0.31%
0.31% (weighted average), due 2018-2023, fixed interest rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2018
0.31% (weighted average), due 2018-2023, fixed interest rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2023
0.41% (weighted average), due 2018, fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2018
Interest rate	0.41%
0.87% (weighted average), due 2020, fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2020
Interest rate	0.87%